Accumulated Other Comprehensive Income (Reclassifications Out of Accumulated Other Comprehensive Income (Loss)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-regulated fuel for generation and purchased power	$ 209	$ 313
Income (Loss) from Equity Method Investments	124	100
Operating, maintenance and general	1,399	1,137
Other Income (Expense)	2	174
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	819	244
Income tax expense (recovery)	520	(22)
Net income	299	266
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income	51	65
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	7	11
Income tax expense (recovery)	1	0
Net income	8	11
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Power and Gas Swaps [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Non-regulated fuel for generation and purchased power	(3)	(2)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Interest Rate Swap [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Equity Method Investments	0	1
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Gain (Loss) from Cash Flow Hedges Including Portion Attributable to Noncontrolling Interest [Member] | Foreign Exchange Forward [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Regulated	10	12
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	43	15
Income tax expense (recovery)	1	(3)
Net income	44	12
Reclassification out of Accumulated Other Comprehensive Income [Member] | Defined Benefit Plans Adjustment, Net Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operating, maintenance and general	40	41
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment, Net Prior Service Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Operating, maintenance and general	(8)	(9)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment, Net Transition Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Pension and Other Postretirement Benefit Expense	11	(17)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Available For Sale Securities Gain Loss Including Portion Attributable To Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other Income (Expense)	(1)	(4)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	(1)	(4)
Income tax expense (recovery)	0	0
Net income	(1)	(4)
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal	0	54
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	0	54
Income tax expense (recovery)	0	(8)
Net income	$ 0	$ 46